SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		$ 494,295	$ 487,350	$ 477,724	$ 466,501
Accumulated gain (loss) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		(40)	13
Accumulated losses on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		297	0
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		(961)	1,070	(3,288)
Accumulated other comprehensive income (loss), net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net	[1]	$ (704)	$ 1,083	$ (3,288)	$ (3,177)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.